Nuveen New York Select Tax-Free Income
Portfolio
Portfolio of Investments November 30, 2023
(Unaudited)
NXN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.1% (100.0% of Total Investments)
X 48,814,094
MUNICIPAL BONDS - 99.1%  (100.0% of Total Investments) X 48,814,094
Consumer Staples - 4 .5% ( 4 .5 % of Total Investments)
$ 435 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
1/24 at 100.00 $ 413,050
235 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 240,465
1,530 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call 1,562,778
Total Consumer Staples 2,216,293
Education and Civic Organizations - 10 .8% ( 10 .9 % of Total Investments)
260 Buffalo and Erie County Industrial Land Development Corporation, New York,
Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%,
12/01/40
1/24 at 100.00 227,716
Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A:
30 4.500%, 6/15/43 6/31 at 100.00 28,812
35 4.750%, 6/15/58 6/31 at 100.00 32,921
Build New York City Resource Corporation, New York, Revenue Bonds, KIPP
New York City Public School Facilities, Canal West Project, Series 2022:
35 5.250%, 7/01/52 7/32 at 100.00 36,031
100 5.250%, 7/01/62 7/32 at 100.00 102,224
100 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 80,951
115 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/56, 144A
6/29 at 100.00 101,309
140 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 142,597
Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A:
165 5.000%, 7/15/42 7/32 at 100.00 166,465
130 5.000%, 7/15/50 7/32 at 100.00 127,777
1,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC Insured
No Opt. Call 1,045,251
605 Dormitory Authority of the State of New York, Revenue Bonds, Icahn School
of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 607,735
365 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2016A, 5.000%, 7/01/41
1/27 at 100.00 370,511
290 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 297,261
1,185 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 1,227,663
250 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A
12/26 at 100.00 241,892
215 (c) Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series
2016C, 0.000%, 1/01/55
1/34 at 100.00 192,614
110 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/38
1/24 at 100.00 110,056
180 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 4.000%,
3/01/45 - AGM Insured
9/30 at 100.00 172,875
Total Education and Civic Organizations 5,312,661

Nuveen New York Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Financials - 1 .0% ( 1 .1 % of Total Investments)
$ 450 Liberty Development Corporation, New York, Goldman Sachs Headquarter
Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call $ 509,343
Total Financials 509,343
Health Care - 12 .2% ( 12 .3 % of Total Investments)
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
890 4.000%, 5/01/45 5/32 at 100.00 826,719
760 4.250%, 5/01/52 5/32 at 100.00 721,801
1,100 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 1,131,025
1,000 Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone
Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 918,263
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%, 12/01/40,
144A
6/25 at 100.00 287,896
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
65 5.000%, 12/01/24, 144A No Opt. Call 65,091
200 5.000%, 12/01/32, 144A 6/27 at 100.00 195,673
100 5.000%, 12/01/35, 144A 6/27 at 100.00 95,439
500 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41
7/26 at 100.00 441,376
195 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 196,158
420 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%, 12/01/46
12/30 at 100.00 356,631
835 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 746,544
25 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series 2023,
6.250%, 11/01/52
11/33 at 100.00 27,694
Total Health Care 6,010,310
Industrials - 1 .7% ( 1 .7 % of Total Investments)
865 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44,
144A
11/24 at 100.00 843,056
10 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 7,643
Total Industrials 850,699
Long-Term Care - 0 .3% ( 0 .3 % of Total Investments)
100 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%,
11/01/31
1/24 at 100.00 100,675
25 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 21,404
Total Long-Term Care 122,079
Materials - 0 .3% ( 0 .3 % of Total Investments)
160 Build New York City Resource Corporation, New York, Solid Waste Disposal
Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35,
(AMT), 144A
1/25 at 100.00 160,159
Total Materials 160,159

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 8 .3% ( 8 .3 % of Total Investments)
$ 1,000 Nassau County, New York, General Obligation Bonds, General Improvement
Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 $ 1,062,473
1,000 Nassau County, New York, General Obligation Bonds, General Improvement
Series 2021A, 4.000%, 4/01/51 - AGM Insured
4/31 at 100.00 975,180
1,080 New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1,
5.000%, 12/01/41
12/26 at 100.00 1,117,987
835 New York City, New York, General Obligation Bonds, Fiscal 2020 SeriesD-1,
4.000%, 3/01/50
3/30 at 100.00 810,111
117 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/41
7/31 at 103.00 101,315
Total Tax Obligation/General 4,067,066
Tax Obligation/Limited - 26 .7% ( 26 .9 % of Total Investments)
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 1,019,037
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series 2020A,
4.000%, 3/15/44
9/30 at 100.00 983,967
2,975 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 3,069,040
1,000 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 1,052,803
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,
5.000%, 11/15/25
No Opt. Call 1,014,380
250 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Green
Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 257,764
800 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second
Indenture Fiscal 2017 Series A, 5.000%, 2/15/45
2/27 at 100.00 824,140
1,000 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 1,016,574
450 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 450,500
1,120 New York State Urban Development Corporation, State Personal Income Tax
Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%, 3/15/48
9/28 at 100.00 1,092,679
1,275 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 1,239,402
65 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 62,615
315 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 306,584
685 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior
Lien Bonds, Series 2022C, 5.250%, 5/15/52
5/32 at 100.00 750,182
Total Tax Obligation/Limited 13,139,667
Transportation - 24 .4% ( 24 .7 % of Total Investments)
900 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 901,491
620 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.250%, 11/15/56
11/26 at 100.00 626,886
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
365 4.000%, 10/31/41, (AMT) 10/31 at 100.00 330,128
85 4.000%, 10/31/46, (AMT) 10/31 at 100.00 73,748
535 4.000%, 4/30/53, (AMT) 10/31 at 100.00 443,829
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series
2016A:
100 5.000%, 7/01/46, (AMT) 7/24 at 100.00 99,134
1,110 5.250%, 1/01/50, (AMT) 7/24 at 100.00 1,110,027

Nuveen New York Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
$ 125 5.000%, 8/01/26, (AMT) 12/23 at 100.00 $ 125,005
830 5.000%, 8/01/31, (AMT) 12/23 at 100.00 829,944
30 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 30,139
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport
Project, Green Series 2023:
105 6.000%, 6/30/54 No Opt. Call 111,612
465 5.375%, 6/30/60 No Opt. Call 465,410
85 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 5.000%, 12/01/37, (AMT)
12/30 at 100.00 88,279
130 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/35
12/30 at 100.00 138,717
265 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 282,065
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
700 5.000%, 1/01/28, (AMT) No Opt. Call 710,966
300 5.000%, 1/01/31, (AMT) 1/28 at 100.00 304,199
300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 324,731
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 1,015,659
1,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 1,558,548
1,475 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/55, (AMT)
7/30 at 100.00 1,325,128
1,095 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42
5/27 at 100.00 1,135,917
Total Transportation 12,031,562
U.S. Guaranteed - 0 .1% ( 0 .1 % of Total Investments) (d)
Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2015A:
20 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 20,652
25 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 25,815
Total U.S. Guaranteed 46,467
Utilities - 8 .8% ( 8 .9 % of Total Investments)
200 Buffalo Municipal Water Finance Authority, New York, Water System Revenue
Bonds, Refunding Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 204,639
140 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 150,666
50 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 50,237
180 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 183,935
1,500 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/60
5/30 at 100.00 1,428,173
265 New York State Power Authority, Green Transmission Project Revenue Bonds,
Green Series 2023A, 5.000%, 11/15/53 - AGM Insured
11/33 at 100.00 283,918
150 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT), 144A
1/24 at 100.00 120,678

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 405 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 $ 392,980
1,000 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/33
12/25 at 100.00 1,032,336
500 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
1/24 at 100.00 500,226
Total Utilities 4,347,788
Total Municipal Bonds
(cost $48,930,689) 48,814,094
Total Long-Term Investments
(cost $48,930,689) 48,814,094
Other Assets & Liabilities, Net - 0.9% 436,117
Net Assets Applicable to Common Shares - 100% $ 49,250,211
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 48,814,094 $ – $ 48,814,094
Total
$ – $ 48,814,094 $ – $ 48,814,094
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax